Related party transactions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related party transactions
30. Related party transactions
Remuneration of Directors and key management personnel
Key management personnel comprises the
Non-Executive
Directors, the Executive Directors and the Executive Leadership Team.
The
Non-Executive
Directors’ fees represent amounts received in cash and an element receivable in shares.

	Directors’ remuneration				Key management personnel (including Directors)
	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m	Year ended 30 June 2019 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m	Year ended 30 June 2019 £m
Short-term employee benefits and fees	2.9	1.4	1.6	1.6	5.0	2.4	4.3	4.3
Post-employment benefits	0.1	—	0.1	0.1	0.1	0.1	0.2	0.2
Share-based payments	4.8	0.7	1.8	1.6	8.2	0.8	2.3	2.1

	7.8	2.1	3.5	3.3	13.3	3.3	6.8	6.6

Directors’ transactions
During the year ended 31 December 2021, the Group made purchases from companies related to Directors of £nil (6 months ended 31 December 2020: £nil; year ended 30 June 2020: £nil; year ended 30 June 2019: less than £0.1m) of which the balance outstanding at 31 December 2021 was £nil (31 December 2020: £nil; 30 June 2020: £nil; 30 June 2019: £0.1m). Total sales to companies related to the Directors was less than £0.1m (6 months ended 31 December 2020: less than £0.1m; year ended 30 June 2020: less than £0.1m; year ended 30 June 2019: less than £0.1m), of which less than £0.1m (31 December 2020: less than £0.1m; 30 June 2020: less than £0.1m; 30 June 2019: less than £0.1m) was outstanding as at 31 December 2021.